Other financial assets (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	4,929	4,986
Deposits	863	866
Other	126	126
Total other non-current financial assets	5,919	5,979
Advances related to CRO contracts	7,418	7,528
Other deposits	136	—
Total other current financial assets	7,554	7,528
Other financial assets	13,473	13,507